TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expenses:
Current	$ 1,648	$ 1,489	$ 1,397
Deferred	(39)	13	121
Income tax expense	$ 1,609	$ 1,502	$ 1,518
Income tax expenses by jurisdiction:
Domestic
Foreign	$ 1,609	$ 1,502	$ 1,518
Income tax expense	$ 1,609	$ 1,502	$ 1,518